Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated July 25, 2023
to the
RiverPark Strategic Income Fund (the “Fund”)
Summary Prospectus and Prospectus
dated April 28, 2023

Effective July 1, 2023, Mr. Spencer Rolfe has been added as an assistant portfolio manager of the Fund.

Accordingly, the following disclosures in the Fund’s Summary Prospectus and Prospectus, each dated April 28, 2023, are hereby amended to reflect the addition of Mr. Rolfe as an assistant portfolio manager:

Summary Prospectus and Prospectus

The disclosure under the section titled “Management – Portfolio Manager” on page 11 of the Summary Prospectus and the section titled “Summary Section – Management – Portfolio Manager” on page 9 of the Prospectus is amended to read as follows:

Portfolio Managers. David K. Sherman, President of the Adviser, has served as the lead portfolio manager of the Fund and the Predecessor Fund since its inception in 2013. Spencer Rolfe, Assistant Portfolio Manager of the Adviser, has served as the assistant portfolio manager of the Fund since July 2023.

Prospectus

The disclosure under the section titled “Management of the Fund – Portfolio Manager” on page 23 is amended to include the following:

Portfolio Managers
David K. Sherman is the Founder and President of the Adviser, a wholly owned subsidiary of ENDI Corp., and serves as the Lead Portfolio Manager of the Fund. Mr. Sherman served as the sole portfolio manager of the Predecessor Fund since the Predecessor Fund’s inception. Mr. Sherman has 35 years of investment management experience and founded Cohanzick Management, LLC, (“Cohanzick”) an affiliate of the Adviser, in 1996. Prior to establishing Cohanzick, Mr. Sherman was actively involved as a senior executive in Leucadia National Corporation’s corporate investments and acquisitions and was Treasurer of the holding company’s insurance operations. Mr. Sherman holds a Bachelor of Science from Washington University.

Spencer Rolfe is an Assistant Portfolio Manager of the Adviser, a wholly owned subsidiary of ENDI Corp., and serves as the Assistant Portfolio Manager of the Fund. Prior to joining the Adviser, Mr. Rolfe was a Managing Director at Corvid Peak Capital Management and an Analyst at Arena Investors, focusing on credit opportunities and special situations. Mr. Rolfe began his career at Cohanzick Management, LLC, an affiliate of the Adviser, in 2017, covering performing and distressed credit opportunities and equity special situations. In addition, Mr. Rolfe is a Teaching Assistant within NYU Sterns Finance Department focused on Global Value Investing. Mr. Rolfe received his B.A. from the University of Missouri.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Fund.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Please retain this supplement with your Summary Prospectus and
Prospectus dated April 28, 2023.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated July 25, 2023
to the
RiverPark Strategic Income Fund (the “Fund”)
Statement of Additional Information (“SAI”)
dated April 28, 2023

Effective July 1, 2023, Mr. Spencer Rolfe has been added as an assistant portfolio manager of the Fund.

Accordingly, the following disclosures in the Fund’s SAI, dated April 28, 2023, are hereby amended to reflect the addition of Mr. Rolfe as an assistant portfolio manager:

The section titled “Management of the Fund – Portfolio Manager,” beginning on page 36 of the SAI is amended to read as follows:

Portfolio Managers
As disclosed in the Prospectus, David K. Sherman, Lead Portfolio Manager, and Spencer Rolfe, Assistant Portfolio Manager, serve as portfolio managers for the Fund. Mr. Sherman is responsible for the day-to-day management of the Fund’s investment portfolio.

Other Accounts Managed by the Portfolio Managers
The table below identifies, for the Portfolio Managers of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. Asset amounts have been rounded and are approximate as of December 31, 2022.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
David K. Sherman
Other Registered Investment Companies	8	$2,449.1 million	0	$0
Other Pooled Investment Vehicles	2	$19.1 million	2	$19.1 million
Other Accounts	4	$71.5 million	0	$0

Spencer Rolfe*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
* Information for Mr. Rolfe is provided as of May 31, 2023.

Material Conflicts of Interest
Potential conflicts of interest may arise in connection with the Portfolio Managers’ management of the Fund’s investments and the management of the investments of “other accounts”. The other accounts may have the same investment objective as the Fund but may be subject to different management fee structures than the Fund. Therefore, a potential conflict of interest may arise as a result of the similarities in investment objectives and strategies, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Fund. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Conflicts of Interest Relating to Accounts Investing in the same Portfolio Company
Conflicts may arise in cases where different CrossingBridge clients as well as affiliate clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more CrossingBridge clients as well as affiliate clients may own private securities of an issuer and other CrossingBridge clients as well as affiliate clients may own public securities of the same issuer. For example, a CrossingBridge client or an affiliate client may acquire a loan assignment or fixed income security of a particular borrower in which one or more CrossingBridge clients or affiliate clients have an equity investment. In negotiating the terms and conditions of any such investments, or any subsequent amendments, CrossingBridge may find that the interests of some clients may conflict with the interests of other CrossingBridge clients or affiliate clients. If an issuer in which a CrossingBridge client and one or more other CrossingBridge client as well as affiliate clients hold different classes of securities (or other assets, instruments, obligations issued by such issuer) encounters financial problems, decisions over the terms of any workout may raise conflicts of interest (including conflicts over proposed waivers and amendments to debt covenants). For example, a debt holder may be better served by a liquidation of the issuer in which it may be paid in full, whereas an equity holder might prefer a reorganization that holds the potential to create or retain value for the equity holders. Further, investing in different parts of the capital structure may also result in a conflict between clients with regards to corporate events and proxy voting. CrossingBridge clients that invest in different rankings within the capital structure may have different economic outcomes than originally expected.

CrossingBridge has adopted policies and procedures intended to prevent and mitigate such potential conflicts of interest. This includes, but is not limited to, the review of transactions by CrossingBridge’s compliance department. While CrossingBridge will attempt to resolve such matters fairly, Fund shareholders should be aware that conflicts will not necessarily be resolved in favor of the Fund or Fund shareholders’ interests.

Portfolio Managers’ Compensation
Mr. Sherman and Mr. Rolfe each receive a fixed base salary and incentive awards based on the profitability of the Adviser and the satisfaction of the account objectives. Further, Mr. Sherman, as President of the Adviser, participates in the overall profitability of the firm and may receive distributions. The Portfolio Managers also participate in a retirement plan.

Ownership of Securities in the Fund by the Portfolio Managers
As of December 31, 2022, the Portfolio Managers beneficially owned securities in the Predecessor Fund or the Fund as shown below.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
David K. Sherman	None
Spencer Rolfe*	None
* Information for Mr. Rolfe is provided as of May 31, 2023.

Please retain this supplement with your SAI dated April 28, 2023.